STOCK SUBSCIPTION RECEIVABLES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Jul. 28, 2021	Jul. 31, 2021	Oct. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription receivable		$ 400,000
Stock Purchase Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock purchase price	$ 500,000
Proceed from issuance of common stock		100,000
Subscription receivable		$ 400,000